CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 13,044,057	79,528,309	188,151,454	312,994,474
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,873,136	102,873,823	97,416,071	83,808,331
Amortization expense	885,236	5,397,193	4,976,783	4,976,783
Amortized issuance cost of bonds	728,614	4,442,288
Changes in operating assets and liabilities:
Trade accounts receivable	(9,133,095)	(55,683,569)	(2,756,551)	(171,542,845)
Inventories	(35,251,561)	(214,925,240)	(52,075,060)	10,736,967
Prepaid expenses and other current assets	(36,784,724)	(224,272,782)	51,633,164	(79,050,747)
Trade accounts payable	2,733,701	16,667,100	(594,986)	(16,022,516)
Accrued expenses and other payables	5,351,996	32,630,587	7,836,558	14,672,516
Income tax payable	403,072	2,457,487	(27,814,007)	14,767,904
Net cash provided by/(used in) operating activities	(41,149,568)	(250,884,804)	266,773,426	175,340,867
Cash flows from investing activities:
Restricted bank deposits	5,405,916	32,959,333	(75,000,000)
Purchases of property, plant and equipment	(31,847,149)	(194,168,883)	(48,808,296)	(303,083,944)
Payments of land use rights			(89,648,135)
Refund from excess payments of land use rights	912,894	5,565,821
Purchases of available-for-sale securities	(2,916,026)	(17,778,718)
Net cash used in investing activities	(28,444,365)	(173,422,447)	(213,456,431)	(303,083,944)
Cash flows from financing activities:
Proceeds from borrowings	149,453,001	911,200,000	1,009,700,000	525,700,000
Repayments of borrowings	(174,055,668)	(1,061,200,000)	(676,200,000)	(515,000,000)
Proceeds from the issuance of bonds, net of issuance costs paid	79,525,661	484,860,000
Net cash provided by financing activities	54,922,994	334,860,000	333,500,000	10,700,000
Effect of foreign currency exchange translation	4,166	25,405	(100)	(65,787)
Net increase (decrease) in cash	(14,666,773)	(89,421,846)	386,816,895	(117,108,864)
Cash-beginning of year	100,164,452	610,692,645	223,875,750	340,984,614
Cash-end of year	85,497,679	521,270,799	610,692,645	223,875,750
Supplemental disclosure of cash flow information:
Income taxes	4,050,017	24,692,546	90,531,158	90,426,776
Interest	8,420,164	51,336,899	42,767,789	34,114,359
Non-cash investing activities:
Accrued fixed asset purchases	$ 1,836,224	11,195,275	6,800,347	37,639,864